PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - Net periodic benefit cost for pension and other postretirement benefit plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net periodic pension and other postretirement benefit cost
Corridor Approach for Amortizing Actuarial Gains and Losses	10.00%
Pension plans
Net periodic pension and other postretirement benefit cost
Service cost	$ 105	$ 94	$ 93
Interest cost	306	322	232
Expected Return on Plan Assets	(469)	(475)	(558)
Amortization of prior service cost (credit)	1	1	0
Amortization of net actuarial loss (gain)	103	96	109
Settlement charges (credits)	(2)	81	(1)
Curtailment credits	(1)	0	(1)
Special termination benefits	1	1	1
Other	1	0	1
Total cost (income) recognized in the statement of income	45	120	(124)
Defined Benefit Plan, Plan Assets, Payment for Settlement	9	260
Pension plans | Defined Benefit Plan, Funded Plan
Net periodic pension and other postretirement benefit cost
Settlement charges (credits)	76
Defined Benefit Plan, Plan Assets, Payment for Settlement	259
Other postretirement benefit plans
Net periodic pension and other postretirement benefit cost
Service cost	3	4	7
Interest cost	17	27	17
Expected Return on Plan Assets	(7)	(14)	(16)
Amortization of prior service cost (credit)	(3)	(3)	(3)
Amortization of net actuarial loss (gain)	(4)	(5)	0
Settlement charges (credits)	(19)	(14)	0
Curtailment credits	0	0	0
Special termination benefits	0	0	0
Other	0	0	0
Total cost (income) recognized in the statement of income	(13)	(5)	$ 5
Defined Benefit Plan, Plan Assets, Payment for Settlement	92	$ 187
Other postretirement benefit plans | Defined Benefit Plan, Funded Plan
Net periodic pension and other postretirement benefit cost
Settlement charges (credits)	(19)
Defined Benefit Plan, Plan Assets, Payment for Settlement	$ 92